Lease (Details) - Schedule of Supplemental Information Related to Operating Leases $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2023 USD ($)
Schedule of Supplemental Information Related to Operating Leases [Abstract]
Lease right-of-use assets	$ 29,018	$ 48,405
Lease right-of-use assets- accumulated amortization	(21,075)	(42,226)
Lease right-of-use assets, net	7,943	6,179	$ 259
Lease liabilities, current	7,943	4,548	259
Lease liabilities, non-current		1,325
Total lease liabilities	7,943	5,873
Amortization of right-of-use assets	10,095	$ 11,332
Interest expenses	$ 226
Weighted average remaining lease term (years)	11 months 15 days	2 years 2 months 23 days	11 months 15 days
Weighted average discount rate	1.84%	1.20%	1.84%